Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	December 31, 2025	December 31, 2024
Current and Total Assets
Singapore	$16,408	$12,532
United States	30,059	58,175
Other	907	8,765
	$47,374	$79,472

Year Ended December 31,	2025	2024	2023
Revenue
Singapore	$—	$—	$25,536
United States	—	—	—
Other	—	—	—
	$—	$—	$25,536

Net Loss
Singapore	$(19,402,702)	$(12,394,891)	(4,006,880)
United States	(2,653,715)	(3,480,040)	(3,467,303)
Other	(1,375)	(2,583)	(331)
	$(22,057,792)	$(15,877,514)	$(7,474,514)